Note Payable Disclosure (Details) - USD ($)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2015	Dec. 31, 2014
Details
Accounts payable converted into a note payable	$ 34,541
Note payable - other		$ 34,541	$ 34,541